Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	CAD 505,053	CAD 292,900	CAD (266,939)
Adjustments to reconcile net income (loss) to cash flows from operating activities
Depreciation	221,058	224,773	207,835
Amortization	26,330	27,690	27,902
Tax expense	80,245	83,906	88,729
Interest expense	200,144	198,815	183,297
Interest income	(6,024)	(6,700)	(4,543)
(Gain) loss on foreign exchange	(223,898)	(92,613)	540,470
Gain on changes in fair value of financial instruments	(60,306)	(7,877)	(6,035)
Share-based compensation	2,856	5,770	5,369
Loss on disposal of assets	269	2,565	30
Loss on refinancing		31,850
Other	(49,040)	(36,966)	(40,164)
Income taxes paid, net of income taxes received	(62,991)	(120,472)	(155,023)
Interest paid, net of capitalized interest and interest received	(195,248)	(152,261)	(161,914)
Repurchase of stock options		(24,658)
Operating assets and liabilities	48,252	100,637	3,348
Net cash from operating activities	486,700	527,359	422,362
Cash flows used in investing activities
Satellite programs, including capitalized interest	(135,986)	(236,834)	(183,415)
Purchase of property and other equipment	(10,616)	(6,977)	(10,445)
Purchase of intangible assets	(18,011)	(42,285)	(5)
Net cash used in investing activities	(164,613)	(286,096)	(193,865)
Cash flows used in financing activities
Repayment of indebtedness	(31,620)	(4,008,356)	(73,864)
Proceeds from indebtedness		3,935,576
Payment of debt issue costs	(42,867)	(58,141)
Return of capital to shareholders	(506,135)
Capital lease payments	(30)	(30)
Satellite performance incentive payments	(8,436)	(8,934)	(6,702)
Settlement of derivatives	207	130
Proceeds from exercise of stock options	77
Dividends paid on preferred shares	(10)	(10)	(10)
Net cash used in financing activities	(588,814)	(139,765)	(80,576)
Effect of changes in exchange rates on cash and cash equivalents	(36,634)	(9,818)	45,449
(Decrease) increase in cash and cash equivalents	(303,361)	91,680	193,370
Cash and cash equivalents, beginning of year	782,406	690,726	497,356
Cash and cash equivalents, end of year	CAD 479,045	CAD 782,406	CAD 690,726